Earnings Per Unit (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Weighted-average common shares outstanding Diluted (in Shares)	26,126,245	24,964,408	122,501,241	122,500,000
Diluted net loss per unit	$ 1.29 [1]	$ 2.16 [1]	$ (0.05)	$ (0.29)

[1]	As a result of the Business Combination (as defined herein), the capital structure has changed and income per share information is only presented after the Closing Date (as defined herein) of the Business Combination, for the period from February 13, 2023 through September 30, 2023. See Note 3 — Business Combination and Related Transactions and Note 13 — Net Income per Share for additional information.